RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details)	Dec. 31, 2021
EJAM Group
Related Party Transaction [Line Items]
Ownership interest held	6.80%
Pubang Hong Kong
Related Party Transaction [Line Items]
Ownership interest held	20.50%
Anruitai | Mr. Sheng Gong
Related Party Transaction [Line Items]
Ownership interest held	10.00%
Anruitai | Ms. Wenxiu Zhong
Related Party Transaction [Line Items]
Ownership interest held	90.00%